JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 91.8%
Alternative Assets — 3.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	10,527	149,689

Fixed Income — 7.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,773	56,750
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,140	77,325
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,550	36,777
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,224	17,417
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,244	17,459
JPMorgan High Yield Fund Class R6 Shares (a)	11,023	79,258
JPMorgan Income Fund Class R6 Shares (a)	1,469	13,945

Total Fixed Income		298,931

International Equity — 33.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	15,884	343,731
JPMorgan International Equity Fund Class R6 Shares (a)	10,074	204,405
JPMorgan International Focus Fund Class R6 Shares (a)	16,483	439,112
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	15,521	304,981

Total International Equity		1,292,229

U.S. Equity — 46.3%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	10,387	347,133
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	548	40,669
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	701	21,377
JPMorgan Small Cap Value Fund Class R6 Shares (a)	774	25,542
JPMorgan U.S. Equity Fund Class R6 Shares (a)	20,420	410,855
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,014	407,383
JPMorgan Value Advantage Fund Class R6 Shares (a)	12,567	509,464

Total U.S. Equity		1,762,423

TOTAL INVESTMENT COMPANIES (Cost $2,633,780)		3,503,272

EXCHANGE-TRADED FUNDS — 4.6%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	614	52,724

Fixed Income — 1.0%
JPMorgan High Yield Research Enhanced ETF (a)	710	36,620

U.S. Equity — 2.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,023	87,679

TOTAL EXCHANGE-TRADED FUNDS (Cost $165,754)		177,023

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $19,165)	18,962	19,167

	Shares (000)
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $71,986)	71,986	71,986

Total Investments — 98.8% (Cost $2,890,685)		3,771,448
Other Assets Less Liabilities — 1.2%		47,129

Net Assets — 100.0%		3,818,577

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	838	06/2021	EUR	38,031	857
FTSE 100 Index	205	06/2021	GBP	18,876	(103)
MSCI EAFE E-Mini Index	842	06/2021	USD	92,296	(131)
MSCI Emerging Markets E-Mini Index	87	06/2021	USD	5,757	4
Russell 2000 E-Mini Index	558	06/2021	USD	62,030	(3,090)
S&P 500 E-Mini Index	174	06/2021	USD	34,541	296
TOPIX Index	213	06/2021	JPY	37,781	783

					(1,384)

Short Contracts
Long Gilt	(529)	06/2021	GBP	(93,048)	98

					(1,286)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$177,023	$—	$—	$177,023
Investment Companies	3,503,272	—	—	3,503,272
U.S. Treasury Obligations	—	19,167	—	19,167
Short-Term Investments
Investment Companies	71,986	—	—	71,986

Total Investments in Securities	$3,752,281	$19,167	$—	$3,771,448

Appreciation in Other Financial Instruments
Futures Contracts	$2,038	$—	$—	$2,038
Depreciation in Other Financial Instruments
Futures Contracts	(3,324)	—	—	(3,324)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,286)	$—	$—	$(1,286)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$39,127	$27,705	$19,049	$(3,809)	$8,750	$52,724	614	$726	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	80,992	5,666	110	12,243	87,679	1,023	235	—
JPMorgan Core Bond Fund Class R6 Shares (a)	52,224	7,567	658	(15)	(2,368)	56,750	4,773	955	950
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	134,848	19,597	75,197	3,269	(5,192)	77,325	9,140	1,946	1,299
JPMorgan Corporate Bond Fund Class R6 Shares (a)	34,256	3,725	—	—	(1,204)	36,777	3,550	669	533
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,458	10,206	—	—	(247)	17,417	2,224	301	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	306,777	11,048	75,496	8,428	92,974	343,731	15,884	5,313	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,025	10,777	—	—	(343)	17,459	2,244	285	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	397,921	57,512	201,546	51,591	41,655	347,133	10,387	1,633	44,938
JPMorgan High Yield Fund Class R6 Shares (a)	83,823	61,855	76,809	1,286	9,103	79,258	11,023	4,356	—
JPMorgan High Yield Research Enhanced ETF (a)	—	36,899	—	—	(279)	36,620	710	174	—
JPMorgan Income Fund Class R6 Shares (a)	—	13,945	—	—	—	13,945	1,469	—	—
JPMorgan International Advantage Fund Class R6 Shares (a)	192,402	18,500	251,952	31,553	9,497	—	—	5,069	8
JPMorgan International Equity Fund Class R6 Shares (a)	—	211,128	5,642	(50)	(1,031)	204,405	10,074	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	375,389	27,125	54,957	6,417	85,138	439,112	16,483	4,548	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	349,654	22,374	142,344	3,871	71,426	304,981	15,521	7,686	—
JPMorgan Managed Income Fund Class L Shares (a)	2,806	14	2,814	4	(10)	—	—	14	1
JPMorgan Realty Income Fund Class R6 Shares (a)	125,630	22,177	19,556	(441)	21,879	149,689	10,527	1,400	4,645
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	34,643	1,272	8,286	1,695	11,345	40,669	548	226	1,046
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	23,340	1,582	11,172	4,917	2,710	21,377	701	58	1,524
JPMorgan Small Cap Value Fund Class R6 Shares (a)	16,853	5,767	9,245	390	11,777	25,542	774	199	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	382,232	26,129	82,783	10,166	75,111	410,855	20,420	2,979	23,150
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	112,213	844,300	884,527	—	—	71,986	71,986	36	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	325,935	95,726	97,370	13,433	69,659	407,383	12,014	3,845	8,542
JPMorgan Value Advantage Fund Class R6 Shares (a)	394,603	144,341	154,913	(12,993)	138,426	509,464	12,567	6,566	5,251

Total	$3,399,159	$1,762,263	$2,179,982	$119,822	$651,019	$3,752,281		$49,219	$91,887

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.